UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2012

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      LaGrange Capital Administration, L.L.C.

Address:   570 Lexington Avenue
           27th Floor
           New York, New York 10022


Form 13F File Number: 028-11837


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Frank LaGrange Johnson
Title:  Managing Member
Phone:  (212) 993-7057

Signature,  Place,  and  Date  of  Signing:

/s/ Frank LaGrange Johnson         New York, NY                       5/15/2012
---------------------------------  ---------------------------------  ----------
Signature                          City, State                        Date



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:  $       30,977
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C.  20549

                                    FORM 13F
                               INFORMATION TABLE

                    LaGrange Capital Administration, L.L.C.


                           FORM 13F INFORMATION TABLE
                              AS OF DATE 3/31/2012



       Column 1                 Column 2     Column 3    Column 4         Column 5          Column 6  Column 7       Column 8
---------------------------- -------------- ------------ -------- ----------------------- ----------- -------- --------------------
                                                         VALUE        SHRS OR     SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS   CUSIP     (x$1000)      PRN AMT     PRN CALL DISCRETION MANAGERS  SOLE    SHARED NONE
---------------------------- -------------- ------------ -------- ----------------------- ----------- -------- --------------------

ALLIANCE HEALTHCARE SRVCS IN COM NEW        018606202          27          18,095 SH          Sole                18,095    0     0
BASIC ENERGY SVCS INC NEW    COM            06985P100         434          25,018 SH          Sole                25,018    0     0
BELO CORP                    COM SER A      080555105       1,814         253,053 SH          Sole               253,053    0     0
COINSTAR INC                 COM            19259P300       1,471          23,143 SH          Sole                23,143    0     0
DELTA AIR LINES INC DEL      COM NEW        247361702          99          10,000 SH          Sole                10,000    0     0
DIGITALGLOBE INC             COM NEW        25389M877         890          66,749 SH          Sole                66,749    0     0
EXCO RESOURCES INC           COM            269279402         823         124,098 SH          Sole               124,098    0     0
FAIRPOINT COMMUNICATIONS INC COM NEW        305560302          38          10,000 SH          Sole                10,000    0     0
FOREST OIL CORP              COM PAR $0.01  346091705       1,225         101,055 SH          Sole               101,055    0     0
FORWARD INDS INC N Y         COM NEW        349862300       2,452       1,034,581 SH          Sole             1,034,581    0     0
GAMESTOP CORP NEW            CL A           36467W109         709          32,481 SH          Sole                32,481    0     0
GREEN DOT CORP               CL A           39304D102       1,867          70,400 SH          Sole                70,400    0     0
GREEN MTN COFFEE ROASTERS IN COM            393122106         422           9,000 SH          Sole                 9,000    0     0
HUNTSMAN CORP                COM            447011107         140          10,000     CALL    Sole                10,000    0     0
HUNTSMAN CORP                COM            447011107       1,866         133,221 SH          Sole               133,221    0     0
INTERSIL CORP                CL A           46069S109         708          63,171 SH          Sole                63,171    0     0
LEAP WIRELESS INTL INC       COM NEW        521863308         904         103,500 SH          Sole               103,500    0     0
LONE PINE RES INC            COM            54222A106         102          15,640 SH          Sole                15,640    0     0
MCMORAN EXPLORATION CO       COM            582411104       3,624         338,691 SH          Sole               338,691    0     0
MCMORAN EXPLORATION CO       COM            582411104         803          75,000     CALL    Sole                75,000    0     0
METROPCS COMMUNICATIONS INC  COM            591708102       1,871         207,400 SH          Sole               207,400    0     0
NII HLDGS INC                CL B NEW       62913F201         549          30,000     CALL    Sole                30,000    0     0
NII HLDGS INC                CL B NEW       62913F201         916          50,000     CALL    Sole                50,000    0     0
PULSE ELECTRONICS CORP       COM            74586W106         153          61,000 SH          Sole                61,000    0     0
REVETT MINERALS INC          COM NEW        761505205         822         196,591 SH          Sole               196,591    0     0
SCHOOL SPECIALTY INC         COM            807863105       1,437         405,854 SH          Sole               405,854    0     0
SHUTTERFLY INC               COM            82568P304       1,419          45,300 SH          Sole                45,300    0     0
SODASTREAM INTERNATIONAL LTD USD SHS        M9068E105         337          10,000     CALL    Sole                10,000    0     0
SWIFT TRANSN CO              CL A           87074U101         192          16,600 SH          Sole                16,600    0     0
TESORO CORP                  COM            881609101         752          28,000 SH          Sole                28,000    0     0
U S AIRWAYS GROUP INC        COM            90341W108          76          10,000 SH          Sole                10,000    0     0
VALASSIS COMMUNICATIONS INC  COM            918866104         591          25,700 SH          Sole                25,700    0     0
WEATHERFORD INTERNATIONAL LT REG SHS        H27013103         528          35,000 SH          Sole                35,000    0     0
WORLD WRESTLING ENTMT INC    CL A           98156Q108         919         103,629 SH          Sole               103,629    0     0